Intangible assets - Goodwill - Assumptions used in the calculation of impairment (Details)	12 Months Ended
Dec. 31, 2019
Goodwill
Period of projection of cash flows	5 years
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda
Goodwill
Period of projection of cash flows	10 years
Discount rate (as a percent)	8.70%
Risk free rate (as a percent)	7.11%
Beta	0.869
Equity Risk Premium (as a percent)	6.38%
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda | Cost of Equity, measurement input
Goodwill
Significant unobservable input, assets	12.7000
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda | Cost of Debt, measurement input
Goodwill
Significant unobservable input, assets	0.080
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda | Capital Structure, Equity, measurement input
Goodwill
Significant unobservable input, assets	0.13
Merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda | Capital Structure, Debt, measurement input
Goodwill
Significant unobservable input, assets	0.87